The Gabelli Value 25 Fund Inc.

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	Aerospace — 2.9%
254,000	Aerojet Rocketdyne Holdings Inc.†	$9,024,620
140,000	Rolls-Royce Holdings plc†	1,646,930

		10,671,550

	Automotive — 1.2%
135,000	Navistar International Corp.†	4,360,500

	Automotive: Parts and Accessories — 3.8%
50,000	Garrett Motion Inc.†	736,500
89,000	Genuine Parts Co.	9,970,670
8,000	O’Reilly Automotive Inc.†	3,106,400

		13,813,570

	Broadcasting — 9.9%
494,000	CBS Corp., Cl. A, Voting	23,519,340
7,000	Liberty Broadband Corp., Cl. A†	641,480
55,000	Liberty Broadband Corp., Cl. C†	5,045,700
95,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,632,800
166,000	MSG Networks Inc., Cl. A†	3,610,500

		36,449,820

	Building and Construction — 0.8%
76,000	Johnson Controls International plc	2,807,440

	Business Services — 2.4%
80,000	Macquarie Infrastructure Corp.	3,297,600
24,000	Mastercard Inc., Cl. A	5,650,800

		8,948,400

	Cable and Satellite — 6.9%
76,000	AMC Networks Inc., Cl. A†	4,313,760
130,000	Comcast Corp., Cl. A	5,197,400
135,000	DISH Network Corp., Cl. A†	4,278,150
85,000	EchoStar Corp., Cl. A†	3,098,250
147,000	Liberty Global plc, Cl. A†	3,663,240
45,000	Liberty Global plc, Cl. C†	1,089,450
71,000	Rogers Communications Inc., Cl. B	3,821,220

		25,461,470

	Communications Equipment — 0.7%
70,000	Loral Space & Communications Inc.†	2,523,500

	Computer Software and Services — 0.7%
155,000	Hewlett Packard Enterprise Co.	2,391,650

	Consumer Products — 5.6%
37,000	Edgewell Personal Care Co.†	1,623,930
33,000	Energizer Holdings Inc.	1,482,690
345,000	Swedish Match AB	17,585,267

		20,691,887

	Consumer Services — 0.2%
55,000	Qurate Retail Inc.†	878,900

Shares		Market Value

	Diversified Industrial — 4.8%
35,000	Ampco-Pittsburgh Corp.†	$115,500
93,000	Crane Co.	7,869,660
59,500	Honeywell International Inc.	9,455,740

		17,440,900

	Electronics — 4.8%
66,000	Resideo Technologies Inc.†	1,273,140
388,000	Sony Corp., ADR	16,389,120

		17,662,260

	Energy and Utilities — 3.5%
213,000	National Fuel Gas Co.	12,984,480

	Entertainment — 16.2%
40,000	Discovery Inc., Cl. A†	1,080,800
179,000	Discovery Inc., Cl. C†	4,550,180
40,000	Fox Corp., Cl. A†	1,468,400
34,000	Fox Corp., Cl. B†	1,219,920
310,000	Grupo Televisa SAB, ADR	3,428,600
16,000	Liberty Media Corp.- Liberty Braves, Cl. A†	447,040
106,040	Liberty Media Corp.- Liberty Braves, Cl. C†	2,944,731
65,000	The Madison Square Garden Co., Cl. A†	19,053,450
40,446	The Walt Disney Co.	4,490,719
633,000	Viacom Inc., Cl. A	20,540,850

		59,224,690

	Environmental Services — 5.9%
190,000	Republic Services Inc.	15,272,200
70,000	Waste Connections Inc.	6,201,300

		21,473,500

	Equipment and Supplies — 2.0%
95,000	CIRCOR International Inc.†	3,097,000
90,000	Flowserve Corp.	4,062,600

		7,159,600

	Financial Services — 9.5%
131,000	American Express Co.	14,318,300
85,000	H&R Block Inc.	2,034,900
60,000	Legg Mason Inc.	1,642,200
245,000	The Bank of New York Mellon Corp.	12,355,350
90,000	Wells Fargo & Co.	4,348,800

		34,699,550

	Food and Beverage — 6.0%
87,000	Diageo plc, ADR	14,234,070
34,500	Fomento Economico Mexicano SAB de CV, ADR	3,183,660
90,000	Mondelēz International Inc., Cl. A	4,492,800

		21,910,530

	Hotels and Gaming — 2.1%
94,000	Ryman Hospitality Properties Inc., REIT	7,730,560

The Gabelli Value 25 Fund Inc.

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery — 2.1%
183,744	CNH Industrial NV	$1,874,189
110,000	CNH Industrial NV, Borsa Italiana	1,118,435
60,000	Xylem Inc.	4,742,400

		7,735,024

	Metals and Mining — 3.8%
391,000	Newmont Mining Corp.	13,986,070

	Real Estate — 0.6%
62,000	Griffin Industrial Realty Inc.	2,160,700

	Specialty Chemicals — 1.1%
20,000	Ashland Global Holdings Inc.	1,562,600
19,000	International Flavors & Fragrances Inc.	2,447,010

		4,009,610

	Telecommunications — 0.9%
113,000	Telephone & Data Systems Inc.	3,472,490

Shares		Market Value

	Wireless Communications — 0.6%
50,000	United States Cellular Corp.†	$2,295,500

	TOTAL COMMON STOCKS	362,944,151

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.0%
$ 3,509,000	U.S. Treasury Bills, 2.394% to 2.413%††, 05/09/19 to 06/20/19	3,491,340

	TOTAL INVESTMENTS — 100.0% (Cost $154,549,759)	$366,435,491

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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